Pacer Trendpilot International ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 93.8%
Australia - 5.5%
AGL Energy Ltd.	6,698	$79,533
Aristocrat Leisure Ltd.	6,827	127,694
ASX Ltd.	2,066	121,996
Australia & New Zealand Banking Group Ltd.	30,332	389,205
BHP Billiton Ltd. - ADR	15,531	820,658
Brambles Ltd.	16,215	124,884
Coles Group Ltd.	12,839	166,670
Commonwealth Bank of Australia	18,929	962,895
CSL Ltd.	4,854	936,689
Fortescue Metals Group Ltd.	18,111	225,275
Insurance Australia Group Ltd.	24,713	89,870
Macquarie Group Ltd.	3,522	310,737
National Australia Bank Ltd.	34,181	431,267
Newcrest Mining Ltd.	8,643	217,236
Origin Energy Ltd.	18,837	72,270
QBE Insurance Group Ltd.	15,710	111,230
Ramsay Health Care Ltd.	1,933	85,596
Rio Tinto Ltd.	3,969	289,236
Santos Ltd.	18,933	71,286
Scentre Group	55,513	80,909
South32 Ltd.	51,832	76,285
Suncorp Group Ltd.	13,483	82,361
Sydney Airport	11,842	44,248
Telstra Corp. Ltd.	44,518	106,550
Transurban Group	29,250	288,596
Treasury Wine Estates Ltd.	7,706	59,460
Wesfarmers Ltd.	12,124	403,215
Westpac Banking Corp. - ADR	38,831	471,797
Woodside Petroleum Ltd.	10,203	145,863
Woolworths Group Ltd.	13,505	373,209
		7,766,720
Austria - 0.3%
ams AG (a)	2,930	48,569
Andritz AG	766	25,698
BAWAG Group AG (a)(b)	743	27,097
CA Immobilien Anlagen AG (a)	780	24,440
Erste Group Bank AG (a)	3,217	71,621
OMV AG (a)	1,538	48,409
Raiffeisen Bank International AG	1,439	24,663
Telekom Austria AG (a)	1,492	11,213
Verbund AG	724	37,985
Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	409	9,058
Voestalpine AG	1,181	26,077
		354,830
Belgium - 0.8%
Ageas	1,976	74,135
Anheuser-Busch InBev SA/NV - ADR	9,046	492,374
Groupe Bruxelles Lambert SA	1,259	109,330
KBC Groep NV	3,653	207,924
Solvay SA	780	60,696
UCB SA	1,347	172,713
		1,117,172
Bermuda - 0.0% (c)
CK Infrastructure Holdings Ltd.	7,936	41,368
Canada - 8.5%
Agnico Eagle Mines Ltd.	2,574	204,607
Alimentation Couche-Tard, Inc. - Class B	9,183	319,137
Bank of Montreal	6,846	380,090
Barrick Gold Corp.	19,005	549,434
BCE, Inc.	3,186	133,589
Canadian Imperial Bank of Commerce	4,761	330,175
Canadian National Railway Co.	7,600	743,204
Canadian Natural Resources Ltd.	12,672	223,787
Canadian Pacific Railway Ltd.	1,447	398,185
CGI, Inc. (a)	2,460	175,619
Constellation Software Inc/Canada	207	244,850
Dollarama, Inc.	3,087	112,883
Enbridge, Inc.	21,654	692,928
Fairfax Financial Holdings Ltd.	291	91,177
Fortis, Inc.	4,956	202,106
Franco-Nevada Corp.	2,029	324,336
George Weston Ltd.	755	57,026
Great-West Lifeco, Inc.	2,875	50,827
Hydro One Ltd.	3,257	69,398
Imperial Oil Ltd.	2,438	38,106
Intact Financial Corp.	1,528	166,826
Loblaw Cos Ltd.	1,832	95,043
Magna International, Inc.	3,010	138,972
Manulife Financial Corp.	20,750	278,465
National Bank of Canada	3,591	169,543
Nutrien Ltd.	6,084	198,278
Pembina Pipeline Corp.	5,577	135,744
Restaurant Brands International, Inc.	3,211	181,486
Rogers Communications, Inc. - Class B	3,746	152,987
Royal Bank of Canada	15,229	1,052,172
Saputo, Inc.	2,532	61,965
Shopify, Inc. (a)	1,148	1,175,552
Sun Life Financial, Inc.	6,251	243,601
Suncor Energy, Inc.	16,342	257,550
TC Energy Corp.	10,041	457,870
TELUS Corp.	4,489	77,929
The Bank of Nova Scotia	12,975	533,532
The Toronto-Dominion Bank	19,293	854,294
Thomson Reuters Corp.	1,800	125,712
Waste Connections, Inc.	2,807	287,353
		11,986,338
Cayman Islands - 0.1%
CK Asset Holdings Ltd.	27,254	151,386
Wharf Real Estate Investment Co. Ltd.	12,339	43,622
		195,008
Denmark - 2.0%
AP Moller - Maersk A/S - Class B	67	85,593
AP Moller - Maersk A/S - Class A	33	39,073
Carlsberg A/S - Class B	1,085	159,274
Coloplast A/S - Class B	1,249	212,589
DSV A/S	2,138	293,219
Genmab A/S - ADR (a)	6,926	236,800
Novo Nordisk A/S - ADR	17,163	1,121,259
Novozymes A/S - Class B	2,226	132,890
Orsted A/S (b)	1,784	254,264
Vestas Wind Systems A/S	2,126	273,010
		2,807,971
Finland - 1.2%
Fortum OYJ	4,652	94,363
Kone OYJ - Class B	4,323	342,406
Neste OYJ	4,605	210,903
Nokia OYJ - ADR	60,193	287,722
Nordea Bank Abp (a)	34,542	266,373
Sampo OYJ - Class A	5,271	190,430
Stora Enso OYJ - Class R	6,549	82,236
UPM-Kymmene OYJ	5,690	151,679
		1,626,112
France - 7.9%
Air Liquide SA	5,033	827,638
AXA SA	20,758	412,358
BNP Paribas SA - ADR (a)	24,582	492,378
Christian Dior SE	56	22,745
Credit Agricole SA (a)	13,574	129,931
Danone SA - ADR	34,516	460,443
Dassault Systemes SE	1,458	264,660
Electricite de France SA	4,977	50,126
Engie SA (a)	19,791	263,202
EssilorLuxottica SA (a)	3,133	414,077
Hermes International	372	300,692
Kering	794	450,578
L'Oreal SA	2,627	875,739
LVMH Moet Hennessy Louis Vuitton SE - ADR	14,426	1,244,820
Orange SA - ADR	20,517	239,023
Pernod Ricard SA	2,322	399,340
Safran SA (a)	3,510	369,800
Sanofi - ADR	24,482	1,284,081
Schneider Electric SE	5,913	684,265
Societe Generale SA (a)	8,522	130,340
Thales SA	1,109	80,158
TOTAL SA - ADR	26,595	1,001,568
Vinci SA	5,437	466,250
Vivendi SA	8,610	227,185
		11,091,397
Germany - 7.1%
adidas AG - ADR (a)	3,936	540,728
Allianz SE - ADR	1	20
Allianz SE	4,461	926,010
BASF SE	9,819	541,420
Bayer AG - ADR	42,118	693,936
Bayerische Motoren Werke AG	3,409	219,656
Beiersdorf AG	1,048	124,869
Continental AG	1,153	112,131
Daimler AG	9,496	418,350
Deutsche Boerse AG	2,030	369,686
Deutsche Post AG	10,384	419,064
Deutsche Telekom AG (a)	34,628	577,793
E.ON SE	23,445	274,404
Fresenius Medical Care AG & Co KGaA - ADR (a)	4,515	197,983
Fresenius SE & Co. KGaA	4,377	217,940
Henkel AG & Co. KGaA	1,080	93,697
Infineon Technologies AG	13,965	347,591
Merck KGaA	1,381	175,771
Muenchener Rueckversicherungs-Gesellschaft AG	1,498	396,676
SAP SE - ADR	11,098	1,767,023
Siemens AG - ADR (b)	17,276	1,098,581
Siemens Healthineers AG	1,604	83,050
Volkswagen AG (a)	343	53,616
Vonovia SE	5,799	376,932
		10,026,927
Hong Kong - 2.7%
AIA Group Ltd. - ADR	32,190	1,160,128
BOC Hong Kong Holdings Ltd.	38,445	107,146
Budweiser Brewing Co APAC Ltd. (b)	14,164	51,354
CK Hutchison Holdings Ltd.	28,868	188,286
CLP Holdings Ltd.	18,642	176,551
Galaxy Entertainment Group Ltd.	27,821	189,534
Hang Seng Bank Ltd.	7,770	122,210
Henderson Land Development Co Ltd.	17,605	65,988
Hong Kong & China Gas Co. Ltd.	110,243	158,175
Hong Kong Exchanges & Clearing Ltd.	12,744	608,728
Jardine Matheson Holdings Ltd.	3,305	135,241
Jardine Strategic Holdings Ltd.	1,894	38,259
MTR Corp Ltd.	16,466	81,796
Power Assets Holdings Ltd.	14,606	81,319
Sands China Ltd.	25,955	100,467
Sea Ltd. - ADR (a)	2,595	317,109
Sun Hung Kai Properties Ltd.	15,804	193,515
Swire Pacific Ltd. - Class B	9,564	8,465
Swire Pacific Ltd. - Class A	5,226	25,859
Swire Properties Ltd.	11,260	26,006
		3,836,136
Ireland - 0.8%
AIB Group PLC (a)	8,417	10,480
CRH PLC - ADR	8,495	309,133
DCC PLC	1,080	96,586
Flutter Entertainment PLC (a)	1,501	225,364
ICON PLC (a)	559	103,672
Kerry Group PLC - Class A	1,616	213,200
Kingspan Group PLC	1,630	116,644
Ryanair Holdings PLC - ADR (a)	1,043	78,225
		1,153,304
Israel - 0.7%
Azrieli Group Ltd.	388	18,574
Bank Hapoalim BM	11,954	71,093
Bank Leumi Le-Israel BM	15,679	78,465
Check Point Software Technologies Ltd. (a)	1,194	149,668
CyberArk Software Ltd. (a)	412	48,550
Elbit Systems Ltd.	264	37,061
Isracard Ltd.	0	1
Israel Chemicals Ltd.	7,361	23,110
Israel Discount Bank Ltd. - Class A	12,449	37,768
Mizrahi Tefahot Bank Ltd.	1,402	28,913
Nice Ltd. - ADR (a)	651	133,611
Taro Pharmaceutical Industries Ltd. (a)	94	6,111
Teva Pharmaceutical Industries Ltd. - ADR (a)	11,648	134,418
Wix.com Ltd. (a)	501	145,531
		912,874
Italy - 1.5%
Assicurazioni Generali SpA	13,144	196,015
Atlantia SpA (a)	5,026	79,629
Enel SpA	82,559	751,650
Eni SpA - ADR	13,702	241,429
Intesa Sanpaolo SpA (a)	168,520	338,894
Poste Italiane SpA (b)	4,886	44,616
Snam SpA	23,234	123,159
Telecom Italia SpA	115,448	46,346
Telecom Italia SpA - Savings Shares	64,453	25,723
Terna Rete Elettrica Nazionale SpA	14,977	111,252
UniCredit SpA (a)	22,594	205,492
		2,164,205
Japan - 23.5%
Acom Co. Ltd.	4,950	17,349
Advantest Corp.	2,133	114,856
Aeon Co Ltd.	9,322	219,279
Aisin Seiki Co. Ltd.	1,950	55,633
Ajinomoto Co, Inc.	5,870	105,583
ANA Holdings, Inc. (a)	1,230	25,250
Asahi Glass Co. Ltd.	2,429	67,876
Asahi Group Holdings Ltd.	4,909	159,715
Asahi Kasei Corp.	14,908	105,893
Astellas Pharma, Inc.	18,913	294,804
Bandai Namco Holdings, Inc.	2,373	130,492
Bridgestone Corp.	6,636	193,961
Canon, Inc. - ADR	11,575	187,168
Central Japan Railway Co.	2,199	263,930
Chubu Electric Power Co, Inc.	7,699	91,242
Chugai Pharmaceutical Co Ltd.	6,822	305,219
Dai Nippon Printing Co Ltd.	3,224	69,868
Dai-ichi Life Holdings, Inc.	12,817	148,929
Daiichi Sankyo Co Ltd.	6,522	570,409
Daikin Industries Ltd.	3,133	546,066
Daito Trust Construction Co Ltd.	732	57,202
Daiwa House Industry Co Ltd.	7,121	156,877
Daiwa Securities Group, Inc.	16,717	73,277
Denso Corp.	5,561	203,202
Dentsu, Inc.	2,650	58,780
East Japan Railway Co.	4,038	231,588
Eisai Co Ltd.	3,168	253,997
FamilyMart UNY Holdings Co Ltd.	2,710	60,367
FANUC Corp.	2,069	346,055
Fast Retailing Co Ltd.	689	364,824
FUJIFILM Holdings Corp.	4,399	196,024
Fujitsu Ltd.	2,034	271,315
Hankyu Hanshin Holdings, Inc.	2,719	77,444
Hikari Tsushin, Inc.	215	46,309
Hitachi Ltd.	10,345	305,693
Honda Motor Co. Ltd. - ADR	19,459	473,827
Hoya Corp.	4,017	395,420
Hulic Co Ltd.	5,332	45,636
Idemitsu Kosan Co Ltd.	2,642	54,410
Inpex Corp.	11,574	65,505
Isuzu Motors Ltd.	6,620	53,752
ITOCHU Corp.	16,947	368,222
Japan Airlines Co. Ltd.	1,187	19,192
Japan Exchange Group, Inc.	5,733	135,397
Japan Post Bank Co. Ltd.	4,331	32,159
Japan Post Holdings Co. Ltd.	15,882	107,620
Japan Post Insurance Co. Ltd.	299	3,943
Japan Tobacco, Inc.	11,977	205,019
JFE Holdings, Inc.	6,176	39,907
JXTG Holdings, Inc.	34,546	119,836
KAJIMA Corp.	5,368	58,622
Kansai Paint Co. Ltd.	2,767	53,063
Kao Corp.	5,151	371,575
KDDI Corp.	16,757	515,904
Keio Corp.	1,303	64,501
Keyence Corp.	2,002	836,318
Kikkoman Corp.	2,069	96,067
Kintetsu Group Holdings Co. Ltd.	2,036	78,859
Kirin Holdings Co. Ltd.	9,773	187,788
Koito Manufacturing Co. Ltd.	1,375	53,582
Komatsu Ltd.	10,400	202,980
Konami Holdings Corp.	1,085	32,953
Kose Corp.	358	35,849
Kubota Corp.	12,398	176,094
Kyocera Corp.	3,753	207,194
Kyowa Kirin Co. Ltd.	2,714	66,661
LINE Corp. (a)	520	27,460
M3, Inc.	4,572	232,368
Makita Corp.	2,993	114,088
Marubeni Corp.	18,588	85,165
Mazda Motor Corp.	6,419	35,838
MEIJI Holdings Co Ltd.	1,548	120,792
MINEBEA MITSUMI, Inc.	4,567	74,294
MISUMI Group, Inc.	3,034	71,483
Mitsubishi Chemical Holdings Corp.	15,143	80,940
Mitsubishi Corp.	15,890	318,160
Mitsubishi Electric Corp.	22,962	297,288
Mitsubishi Estate Co. Ltd.	14,875	213,454
Mitsubishi Heavy Industries Ltd.	3,607	83,364
Mitsubishi Motors Corp.	7,329	14,263
Mitsubishi UFJ Financial Group, Inc. - ADR	138,287	517,193
Mitsui & Co. Ltd.	18,360	273,002
Mitsui Fudosan Co Ltd.	10,473	163,049
Mizuho Financial Group, Inc.	271,589	327,379
MS&AD Insurance Group Holdings, Inc.	5,263	131,059
Murata Manufacturing Co. Ltd.	6,863	428,488
NEC Corp.	2,783	154,852
Nexon Co. Ltd.	4,906	126,526
Nidec Corp.	5,864	463,946
Nintendo Co. Ltd. - ADR	10,136	557,581
Nippon Paint Holdings Co. Ltd.	2,122	143,932
Nippon Steel Corp.	10,161	82,311
Nippon Telegraph & Telephone Corp.	13,763	317,698
Nissan Motor Co. Ltd.	25,731	87,751
Nissin Foods Holdings Co. Ltd.	903	80,869
Nitori Holdings Co. Ltd.	904	197,871
Nitto Denko Corp.	1,694	95,218
Nomura Holdings, Inc.	35,495	164,205
Nomura Research Institute Ltd.	4,171	109,383
NTT Data Corp.	6,900	77,634
NTT DOCOMO, Inc.	12,431	341,440
Obayashi Corp.	7,713	68,346
Obic Co Ltd.	710	126,835
Odakyu Electric Railway Co. Ltd.	3,624	75,181
Olympus Corp.	13,928	247,824
Omron Corp.	2,201	156,568
Ono Pharmaceutical Co. Ltd.	5,365	150,198
Oracle Corp Japan	352	42,165
Oriental Land Co. Ltd.	2,409	288,338
ORIX Corp.	14,167	152,035
Osaka Gas Co. Ltd.	4,456	81,833
Otsuka Holdings Co. Ltd.	5,964	246,211
Pan Pacific International Holdings Corp.	6,439	146,171
Panasonic Corp.	24,925	211,917
Pola Orbis Holdings, Inc.	905	14,902
Rakuten, Inc.	8,745	79,722
Recruit Holdings Co. Ltd.	17,050	526,375
Renesas Electronics Corp. (a)	11,165	60,964
Resona Holdings, Inc.	23,610	76,681
Ricoh Co Ltd.	7,963	50,777
Rohm Co. Ltd.	1,011	63,704
Santen Pharmaceutical Co. Ltd.	4,275	71,886
Secom Co. Ltd.	2,292	196,624
Seibu Holdings, Inc.	2,936	26,127
Sekisui Chemical Co. Ltd.	4,868	65,854
Sekisui House Ltd.	6,879	124,641
Seven & i Holdings Co. Ltd.	8,531	258,376
SG Holdings Co. Ltd.	2,602	95,128
Sharp Corp.	2,221	21,611
Shimadzu Corp.	2,940	73,906
Shimano, Inc.	910	197,723
Shimizu Corp.	7,759	55,414
Shin-Etsu Chemical Co. Ltd.	4,098	475,206
Shionogi & Co. Ltd.	3,061	180,991
Shiseido Co. Ltd.	4,274	236,200
SMC Corp.	716	372,492
Softbank Corp.	17,406	232,590
SoftBank Group Corp. - ADR	35,429	1,123,099
Sompo Holdings, Inc.	3,991	130,262
Sony Corp. - ADR	13,400	1,044,664
Sony Financial Holdings, Inc.	1,628	39,895
Subaru Corp.	6,826	128,614
Sumitomo Chemical Co. Ltd.	17,701	50,667
Sumitomo Corp.	13,376	147,843
Sumitomo Dainippon Pharma Co. Ltd.	1,826	22,701
Sumitomo Electric Industries Ltd.	8,492	93,540
Sumitomo Metal Mining Co. Ltd.	2,920	86,451
Sumitomo Mitsui Financial Group, Inc. - ADR	73,978	395,782
Sumitomo Mitsui Trust Holdings, Inc.	4,011	102,686
Sumitomo Realty & Development Co. Ltd.	5,090	129,324
Suntory Beverage & Food Ltd.	1,355	50,882
Suzuki Motor Corp.	4,936	161,899
Sysmex Corp.	1,766	135,651
T&D Holdings, Inc.	6,360	51,851
Taisei Corp.	2,399	82,040
Taisho Pharmaceutical Holdings Co. Ltd.	579	32,654
Taiyo Nippon Sanso Corp.	2,268	35,545
Takeda Pharmaceutical Co. Ltd. - ADR	33,662	612,648
TDK Corp.	1,385	152,820
Terumo Corp.	7,470	280,509
The Kansai Electric Power Co., Inc.	8,831	83,551
Tobu Railway Co. Ltd.	2,243	62,424
Toho Co Ltd/Tokyo	1,495	44,276
Tokio Marine Holdings, Inc.	7,508	314,633
Tokyo Electric Power Co. Holdings, Inc. (a)	8,590	22,722
Tokyo Electron Ltd.	1,678	456,534
Tokyo Gas Co. Ltd.	4,160	87,657
Tokyu Corp.	6,080	67,316
Toppan Printing Co. Ltd.	3,738	55,900
Toray Industries, Inc.	17,445	74,836
Toshiba Corp.	4,574	138,272
TOTO Ltd.	1,699	63,399
Toyota Industries Corp.	2,191	110,528
Toyota Motor Corp. - ADR	13,473	1,607,868
Toyota Tsusho Corp.	2,534	63,628
Trend Micro, Inc.	1,304	75,760
Unicharm Corp.	4,713	211,841
West Japan Railway Co.	2,043	87,390
Yakult Honsha Co Ltd.	1,715	97,370
Yamaha Corp.	1,800	82,471
Yamaha Motor Co. Ltd.	3,368	48,839
Yamato Holdings Co. Ltd.	4,396	111,919
Yaskawa Electric Corp.	2,851	93,862
Z Holdings Corp.	28,366	149,259
ZOZO, Inc.	2,100	56,738
		33,057,211
Jersey - 0.5%
Experian PLC	9,740	341,309
Ferguson PLC	2,480	220,491
WPP PLC - ADR	2,612	97,427
		659,227
Luxembourg - 0.2%
RTL Group SA (a)	412	13,589
SES SA - ADR	4,100	28,958
Spotify Technology SA (a)	1,070	275,868
Tenaris SA - ADR	2,550	29,835
		348,250
Netherlands - 3.8%
Airbus SE - ADR (a)	26,161	474,299
ArcelorMittal (a)	7,619	83,825
ASML Holding NV	4,553	1,607,358
CNH Industrial NV (a)	10,625	72,144
EXOR NV	1,029	57,757
Ferrari NV	1,368	243,891
Heineken Holding NV	1,074	92,797
Heineken NV	2,523	244,415
ING Groep NV - ADR	42,300	291,870
Koninklijke Ahold Delhaize NV	11,769	339,236
Koninklijke Philips NV (a)	9,783	505,785
Prosus NV - ADR (a)	22,605	439,305
Unilever NV	15,623	921,631
		5,374,313
New Zealand - 0.4%
A2 Milk Co. Ltd. (a)	7,911	109,339
Auckland International Airport Ltd.	12,754	53,965
Contact Energy Ltd.	7,678	29,737
Fisher & Paykel Healthcare Corp. Ltd.	6,141	146,618
Fletcher Building Ltd.	8,813	19,755
Mercury NZ Ltd.	6,700	20,751
Meridian Energy Ltd.	13,430	43,287
Ryman Healthcare Ltd.	4,438	39,146
Spark New Zealand Ltd.	19,645	64,231
Xero Ltd. (a)	1,166	74,924
		601,753
Norway - 0.7%
Adevinta ASA (a)	2,319	37,402
Aker ASA - Class A	262	11,013
Aker BP ASA	1,154	21,548
DNB ASA (a)	9,633	146,635
Equinor ASA - ADR	11,808	176,057
Gjensidige Forsikring ASA (a)	2,030	41,573
Leroy Seafood Group ASA	2,993	17,349
Mowi ASA	4,802	86,419
Norsk Hydro ASA (a)(b)	14,602	40,749
Orkla ASA	8,673	85,283
Salmar ASA (a)	578	27,408
Schibsted ASA - Class A (a)	820	29,811
Schibsted ASA - Class B (a)	1,046	34,385
Telenor ASA	6,940	107,396
Yara International ASA	1,881	78,593
		941,621
Portugal - 0.2%
EDP - Energias de Portugal SA	27,374	138,171
Galp Energia SGPS SA	4,864	50,993
Jeronimo Martins SGPS SA	2,623	44,169
		233,333
Republic of Korea - 0.2%
KB Financial Group, Inc. - ADR	4,227	123,682
POSCO - ADR	3,021	120,900
SK Telecom Co. Ltd. - ADR	3,209	65,111
		309,693
Singapore - 1.0%
CapitaLand Ltd.	26,940	54,115
City Developments Ltd.	6,593	39,251
DBS Group Holdings Ltd.	19,150	275,543
Genting Singapore Ltd.	60,607	32,421
Jardine Cycle & Carriage Ltd.	1,054	15,342
Keppel Corp. Ltd.	15,508	60,948
Oversea-Chinese Banking Corp. Ltd.	41,911	261,105
Singapore Airlines Ltd.	13,942	34,703
Singapore Exchange Ltd.	8,810	52,386
Singapore Technologies Engineering Ltd.	16,670	39,673
Singapore Telecommunications Ltd.	87,319	157,606
United Overseas Bank Ltd.	14,962	211,145
Wilmar International Ltd.	32,482	109,219
		1,343,457
Spain - 1.8%
Aena SME SA (a)(b)	784	101,864
Amadeus IT Holding SA	4,818	240,409
Banco Bilbao Vizcaya Argentaria SA - ADR	72,490	222,544
Banco Santander SA - ADR (a)	180,537	380,933
Endesa SA	3,394	96,111
Iberdrola SA	64,881	834,581
Industria de Diseno Textil SA	11,333	300,636
Naturgy Energy Group SA	3,578	66,340
Repsol SA	15,408	119,426
Telefonica SA - ADR	49,126	206,821
		2,569,665
Sweden - 3.0%
Alfa Laval AB (a)	3,205	75,596
Assa Abloy AB - Class B	10,606	231,500
Atlas Copco AB - Class A	6,912	304,574
Atlas Copco AB - Class B	4,169	160,487
Boliden AB	2,921	79,144
Electrolux AB	2,725	50,914
Epiroc AB - Class A	6,694	93,240
Epiroc AB - Class B	4,169	56,574
EQT AB	3,768	87,974
Essity AB - Class B (a)	6,476	212,786
Hennes & Mauritz AB - Class B	8,279	128,094
Hexagon AB - Class B (a)	2,994	193,956
ICA Gruppen AB	989	48,513
Industrivarden AB - Class C (a)	1,784	43,664
Industrivarden AB - Class A (a)	1,723	42,426
Investment AB Latour - Class B	1,325	27,057
Investor AB - Class B	4,869	286,474
Kinnevik AB - Class B	2,587	90,365
L E Lundbergforetagen AB - Class B (a)	680	31,737
Lundin Petroleum AB	2,016	46,449
Sandvik AB (a)	11,816	218,817
Skandinaviska Enskilda Banken AB - Class A (a)	17,172	165,534
Skandinaviska Enskilda Banken AB - Class C (a)	151	1,520
Skanska AB - Class B (a)	3,849	77,372
SKF AB - Class B	3,998	73,514
Svenska Cellulosa AB SCA - Class B (a)	6,476	78,034
Svenska Handelsbanken AB - Class A (a)	16,215	152,874
Svenska Handelsbanken AB (a)	377	3,963
Swedbank AB - Class A (a)	9,925	160,490
Swedish Match AB	1,734	132,909
Tele2 AB - Class B	5,339	75,431
Telefonaktiebolaget LM Ericsson - ADR	28,065	324,151
Telia Co. AB	27,117	105,252
Volvo AB - Class B (a)	17,544	301,515
		4,162,900
Switzerland - 8.3%
ABB Ltd. - ADR	20,582	514,344
Alcon, Inc. (a)	5,224	314,165
Cie Financiere Richemont SA	5,581	344,789
Credit Suisse Group AG - ADR	26,134	275,975
Glencore PLC	117,005	267,479
Nestle SA - ADR	31,331	3,692,358
Novartis AG - ADR	25,607	2,103,359
Roche Holding AG - ADR	60,841	2,622,247
STMicroelectronics NV	7,005	196,470
Swiss Re AG	3,115	244,418
UBS Group AG	40,972	479,138
Zurich Insurance Group AG	1,610	591,856
		11,646,598
United Kingdom - 11.1%
Anglo American PLC	14,577	356,859
Associated British Foods PLC	3,805	87,910
AstraZeneca PLC - ADR	26,113	1,456,583
Atlassian Corp PLC - Class A (a)	1,341	236,888
Aviva PLC	42,102	145,329
BAE Systems PLC	34,129	218,997
Barclays PLC - ADR	44,125	231,215
BHP Group PLC - ADR	11,334	495,409
BP PLC - ADR	36,214	798,157
British American Tobacco PLC - ADR	24,161	810,602
BT Group PLC	93,818	121,064
Coca-Cola European Partners PLC	2,244	92,385
Compass Group PLC	19,095	262,577
Diageo PLC - ADR	6,228	917,011
Fiat Chrysler Automobiles NV (a)	11,765	119,461
GlaxoSmithKline PLC - ADR	26,656	1,074,770
HSBC Holdings PLC - ADR	44,614	1,010,507
Imperial Brands PLC	10,152	169,568
Legal & General Group PLC	63,183	176,992
Lloyds Banking Group PLC - ADR	195,512	258,076
London Stock Exchange Group PLC	3,370	374,258
National Grid PLC - ADR	8,013	473,648
Natwest Group PLC - ADR	24,507	67,639
Prudential PLC - ADR	13,848	401,730
Reckitt Benckiser Group PLC - ADR	38,736	790,602
RELX PLC - ADR	21,084	446,348
Rio Tinto PLC - ADR	10,520	642,141
Rolls-Royce Holdings PLC	20,649	62,601
Royal Dutch Shell PLC - ADR - Class B	43,393	1,228,022
Smith & Nephew PLC - ADR	4,742	188,779
SSE PLC	11,186	190,499
Standard Chartered PLC	28,354	143,192
Tesco PLC	103,886	295,228
Unilever PLC - ADR	12,324	745,356
Vodafone Group PLC - ADR	28,688	436,058
		15,526,461
TOTAL COMMON STOCKS (Cost $135,244,890)		131,854,844

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG	604	30,993
Henkel AG & Co. KGaA	1,903	186,953
Volkswagen AG (a)	1,958	288,304
TOTAL PREFERRED STOCKS (Cost $545,174)		506,250

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Australia - 0.2%
Dexus	11,667	70,935
Goodman Group	17,402	210,488
		281,423
Canada - 0.3%
Brookfield Asset Management, Inc. - Class C	14,972	484,045
Hong Kong - 0.1%
Link REIT	22,006	170,788
Japan - 0.2%
Japan Real Estate Investment Corp.	14	71,419
Nippon Building Fund, Inc.	14	78,296
Nomura Real Estate Master Fund, Inc.	48	59,311
		209,026
Singapore - 0.1%
Ascendas Real Estate Investment Trust	32,051	82,577
CapitaLand Mall Trust	30,375	41,782
		124,359
United States - 0.0% (c)
Brookfield Property REIT, Inc. - Class A	594	6,896
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,287,803)		1,276,537

EXCHANGE TRADED FUNDS - 4.8%
iShares MSCI South Korea ETF	111,353	6,710,132
TOTAL EXCHANGE TRADED FUNDS (Cost $6,611,201)		6,710,132

RIGHTS - 0.0% (c)
Portugal - 0.0% (c)
EDP - Energias de Portugal SA (a)	26,264	2,667
TOTAL RIGHTS (Cost $3,164)		2,667

	Principal Amount
SHORT- TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account 0.04% (d)	$200,379	200,379
TOTAL SHORT-TERM INVESTMENTS (Cost $200,379)		200,379

Total Investments (Cost $143,892,611) - 100.0%		140,550,809
Liabilities in Excess of Other Assets - 0.0% (c)		(36,260)
TOTAL NET ASSETS - 100.0%		$140,514,549

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $631,643 or 0.4% of net assets.

(c)	Less than 0.05%
(d)	The rate shown is as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaq Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 131,854,844	$ -	$ -	$ -	$ 131,854,844
Preferred Stocks	506,250	-	-	-	506,250
Real Estate Investment Trusts	1,276,537	-	-	-	1,276,537
Exchange Traded Funds	6,710,132	-	-	-	6,710,132
Rights	2,667	-	-	-	2,667
Short-Term Investments	200,379	-	-	-	200,379
Total Investments in Securities	$ 140,550,809	$ -	$ -	$ -	$ 140,550,809
^ See Schedule of Investments for country breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.